BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
BORROWINGS [Abstract]
Schedule of Short-term Borrowings
	As of December 31,
	2016	2017
	RMB	RMB
Short-term bank borrowings	5,245,641,157	6,046,574,490
Long-term bank borrowings—current portion	242,987,883	157,865,822
Total short-term borrowings	5,488,629,040	6,204,440,312

Schedule of Long-term Borrowings
	As of December 31,
	2016	2017
	RMB	RMB
Long-term bank borrowings	731,507,442	537,654,759
Less: Current portion	(242,987,883)	(157,865,822)
Total long-term borrowings	488,519,559	379,788,937

Schedule of Long-term Future Principal Repayments
Year ended December 31,	RMB
2018	157,865,822
2019	205,342,000
Thereafter	174,446,937
Total	537,654,759